Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current assets	Other assets

	As of
In thousands of U.S. dollars	June 30, 2020	December 31, 2019
Scorpio LR2 Pool Ltd. pool working capital contributions (1)	$35,700	$35,700
Scorpio Handymax Tanker Pool Ltd. pool working capital contributions (1)	5,661	6,794
Scorpio LR1 Pool Ltd. pool working capital contributions (1)	6,600	6,600
Working capital contributions to Scorpio Pools	47,961	49,094

Deposits for scrubbers (2)	12,570	35,846
Seller's credit on sale leaseback vessels (3)	9,904	9,624
Capitalized loan fees (5)	5,492	4,039
Equity consideration issued for the leasehold interest acquired from Trafigura for vessels under construction (6)	4,125	18,086
Deposits for BWTS (4)	1,885	12,699
Investment in BWTS supplier (4)	1,751	1,751
Other assets	$83,688	$131,139